Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004010 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004010 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004010 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004010 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004010 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004010 | Amplifon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004010 | FPT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004010 | Laboratorios Farmaceuticos Rovi
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004010 | Croda International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004010 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004010 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000004010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000004010 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004010 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004010 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166320 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166320 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166320 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166320 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166320 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166320 | Amplifon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166320 | FPT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166320 | Laboratorios Farmaceuticos Rovi
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166320 | Croda International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166320 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000166320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000166320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225807 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225807 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225807 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225807 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225807 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225807 | Amplifon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225807 | FPT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225807 | Laboratorios Farmaceuticos Rovi
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225807 | Croda International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225807 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225807 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000225807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000225807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225807 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225807 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.70%